Long-term investments (Tables)	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-Term Investments

	September 30, 2025	December 31, 2024
Cespira Canada LP	$23,846	$25,494
Cespira Sweden AB	20,275	11,225
Other equity-accounted investees	—	147
	$44,121	$36,866
Combined assets, liabilities, revenue and expenses of Cespira, are as follows:

	September 30,	December 31,
	2025	2024
Current assets:
Cash and cash equivalents	$7,620	$10,305
Accounts receivable	26,799	21,000
Inventories	18,837	7,414
Prepaid expenses	2,911	1,471
	56,167	40,190
Property, plant and equipment	41,787	40,901
Intangible assets	6,944	7,087
Other long-term assets	$771	$563
Total assets	$105,669	$88,741
Current liabilities:
Accounts payable	$12,750	$16,527
Current portion of provisions	1,697	2,128
Other current liabilities	2,149	1,910
	16,596	20,565
Long-term portion of provisions	424	532
Other long-term liabilities	1,231	569
Total liabilities	$18,251	$21,666
Net assets	$87,418	$67,075

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Revenue	$19,328	$16,209	$48,147	$20,268
Cost of revenue	20,364	16,374	50,594	20,275
Gross profit	(1,036)	(165)	(2,447)	(7)
Operating expenses:
Research and development	1,135	1,830	6,025	2,951
General and administrative	2,410	1,943	7,829	2,658
Sales and marketing	357	335	975	404
Foreign exchange gain	147	127	59	279
Depreciation and amortization	833	944	2,423	1,209
	4,882	5,179	17,311	7,501
Loss from operations	(5,918)	(5,344)	(19,758)	(7,508)
Interest income (expense), net of bank charges	(71)	117	(39)	117
Loss before income taxes	(5,989)	(5,227)	(19,797)	(7,391)
Income tax (recovery) expense	45	11	(19)	15
Net loss	$(6,034)	$(5,238)	$(19,778)	$(7,406)